Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019			$ 47	$ 2,632,865	$ (2,655,804)	$ (22,892)
Balance (in Shares) at Dec. 31, 2019	115		472,084
Common Stock issued for cash, net of offering cost			$ 76	2,115,657		2,115,733
Common Stock issued for cash, net of offering cost (in Shares)			755,162
Common Stock issued for future services			$ 17	686,878		686,895
Common Stock issued for future services (in Shares)			171,724
Preferred Shares Exchanged for Common Stock			$ 3	(3)
Preferred Shares Exchanged for Common Stock (in Shares)	(115)		28,750
Common Stock issued in connection with employment agreement			$ 15	610,461		610,476
Common Stock issued in connection with employment agreement (in Shares)			152,619
Common Stock issued for Exchange of Notes			$ 8	527,992		528,000
Common Stock issued for Exchange of Notes (in Shares)			82,500
Common Stock issued for conversion of Redeemable Series A Preferred stock			$ 4	399,996		400,000
Common Stock issued for conversion of Redeemable Series A Preferred stock (in Shares)			40,000
Deemed dividend on Preferred Stock Exchange				69,000	(69,000)
Net income (loss)					(3,037,517)	(3,037,517)
Balance at Dec. 31, 2020			$ 170	7,042,846	(5,762,321)	1,280,695
Balance (in Shares) at Dec. 31, 2020			1,702,839
Series C preferred stock issued for cash, net of offering cost				3,794,102		3,794,102
Series C preferred stock issued for cash, net of offering cost (in Shares)		4,276
Deemed dividend upon issuance of preferred stock				1,403,997	(1,403,997)
Common stock warrants granted for services				83,728		83,728
Net income (loss)					(930,702)	(930,702)
Balance at Mar. 31, 2021			$ 170	12,324,673	(8,097,020)	4,227,823
Balance (in Shares) at Mar. 31, 2021		4,276	1,702,839
Balance at Dec. 31, 2020			$ 170	7,042,846	(5,762,321)	1,280,695
Balance (in Shares) at Dec. 31, 2020			1,702,839
Net income (loss)						(1,392,692)
Balance at Jun. 30, 2021			$ 197	12,324,646	(8,559,010)	3,765,833
Balance (in Shares) at Jun. 30, 2021		227	1,972,739
Balance at Dec. 31, 2020			$ 170	7,042,846	(5,762,321)	1,280,695
Balance (in Shares) at Dec. 31, 2020			1,702,839
Series C preferred stock issued for cash, net of offering cost				3,794,102		3,794,102
Series C preferred stock issued for cash, net of offering cost (in Shares)		4,276
Deemed dividend upon issuance of preferred stock				1,403,997	(1,403,997)
Common stock warrants granted for services				83,728		83,728
Issuance of common stock for conversion of preferred stock			$ 27	(27)
Issuance of common stock for conversion of preferred stock (in Shares)		(4,049)	269,900
Net income (loss)					3,903,741	3,903,741
Balance at Dec. 31, 2021			$ 197	12,324,646	(3,262,577)	9,062,266
Balance (in Shares) at Dec. 31, 2021		227	1,972,739
Balance at Mar. 31, 2021			$ 170	12,324,673	(8,097,020)	4,227,823
Balance (in Shares) at Mar. 31, 2021		4,276	1,702,839
Common stock issued for conversion of Series C preferred stock			$ 27	(27)
Common stock issued for conversion of Series C preferred stock (in Shares)		(4,049)	269,900
Net income (loss)					(461,990)	(461,990)
Balance at Jun. 30, 2021			$ 197	12,324,646	(8,559,010)	3,765,833
Balance (in Shares) at Jun. 30, 2021		227	1,972,739
Balance at Dec. 31, 2021			$ 197	12,324,646	(3,262,577)	9,062,266
Balance (in Shares) at Dec. 31, 2021		227	1,972,739
Stock options issued as stock based compensation				45,009		45,009
Common stock issued for conversion of Series C preferred stock			$ 2	(2)
Common stock issued for conversion of Series C preferred stock (in Shares)		(227)	15,167
Net income (loss)					(604,072)	(604,072)
Balance at Mar. 31, 2022			$ 199	12,369,653	(3,866,649)	8,503,203
Balance (in Shares) at Mar. 31, 2022			1,987,906
Balance at Dec. 31, 2021			$ 197	12,324,646	(3,262,577)	9,062,266
Balance (in Shares) at Dec. 31, 2021		227	1,972,739
Net income (loss)						(1,262,474)
Balance at Jun. 30, 2022			$ 199	12,398,889	(4,525,051)	7,874,037
Balance (in Shares) at Jun. 30, 2022			1,987,906
Balance at Mar. 31, 2022			$ 199	12,369,653	(3,866,649)	8,503,203
Balance (in Shares) at Mar. 31, 2022			1,987,906
Amortization of prepaid stock-based compensation				14,124		14,124
Stock options issued as stock based compensation				15,112		15,112
Net income (loss)					(658,402)	(658,402)
Balance at Jun. 30, 2022			$ 199	$ 12,398,889	$ (4,525,051)	$ 7,874,037
Balance (in Shares) at Jun. 30, 2022			1,987,906